Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Notes to financial statements [Abstract]
Schedule of assets and liabilities that are measured and recognized at fair value on a recurring basis
	Level 1	Level 2	Level 3
September 30, 2019
Warrant derivative liabilities	-	-	$2,242

March 31, 2019
Warrant derivative liabilities	-	-	$3,104

	Level 1	Level 2	Level 3	Total Gains and (Losses)
2019
Warrant derivative liabilities	-	-	$3,104	$3,160

2018
Warrant derivative liabilities	-	-	$3,694	$9,316